Debt - Senior Secured Subordinated Promissory Note - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 30, 2021	Dec. 29, 2020	Dec. 31, 2022
Debt Instrument [Line Items]
Debt instrument, accrued interest	$ 82
Loss on extinguishment of debt			$ (45,250)
Common Stock
Debt Instrument [Line Items]
Fair value of promissory note		6,555,791
Senior Secured Subordinated Promissory Note
Debt Instrument [Line Items]
Write off of debt instrument unamortized discount			29,554
Loss on extinguishment of debt			$ 29,554
The Economist Group | GPO FN Noteholder LLC | Senior Secured Subordinated Promissory Note
Debt Instrument [Line Items]
Payments to purchase seller note		$ 78,427
Accrued paid in kind interest		$ 48,960
Paid in kind interest rate		12.577%
Debt instrument, conversion terms			First, if a Qualifying IPO occurs prior to the payment in full of the New GPO Note, the Company shall have the right to require conversion of the total outstanding amount then due on the New GPO Note so long as GPO receives at the time of the Qualifying IPO at least $50,000 in cash in exchange for such Conversion Shares or prepayment of an amount of the New GPO Note, in each case representing an amount equal to the equivalent value of selling $50,000 of Conversion Shares in the Qualifying IPO. Second, GPO had the optional right immediately prior to or at any time subsequent to a Nonqualifying IPO to convert the outstanding principal amount of the New GPO Note into Conversion Shares at a certain conversion price. Third, GPO had the optional right, during the 90-day period prior to the maturity date of the New GPO Note, to convert the outstanding amount of the New GPO Note into Conversion Shares at a certain conversion price. Fourth, GPO had the optional right, immediately prior to a liquidation or reorganization event, or a change of control, to convert the outstanding amount of the New GPO Note into Conversion Shares at a certain conversion price. Certain of the Company’s directors are affiliated with SPV, GPO, and Urgent. See Note 18, Commitments and Contingencies for additional information about legal proceedings with GPO.
Note beneficial conversion value		$ 34,078
Note beneficial conversion value net of tax		33,228
Fair value of promissory note		19,607
Debt instrument outstanding amount		50,000
Debt instrument, accrued interest		$ 45,900
Series E Preferred Stock
Debt Instrument [Line Items]
Preference shares converted to common stock			250,000
Series E Preferred Stock | The Economist Group | FN SPV Holdings Pty Ltd
Debt Instrument [Line Items]
Preferred stock purchased, shares		11,139,995
Preferred stock purchased		$ 23,040
Percentage of gain on realization of preferred stock		5.00%
Common Class A
Debt Instrument [Line Items]
Converted common shares		7,781,723